File No. 333-134677

    As filed with the Securities and Exchange Commission on October 12, 2006

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 2
                        (Check appropriate box or boxes)

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

                          MATTHEW G. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                 (202) 420-2200

           Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

  Title of Securities Being Registered:  Institutional Service Shares, no par
                                    value,
                         of U.S. Treasury Cash Reserves

      NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED













 Money Market Obligations Trust
 Automated Treasury Cash Reserves


PROSPECTUS/PROXY STATEMENT - PLEASE VOTE!

TIME IS OF THE ESSENCE. . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE TRUST AVOID ADDITIONAL EXPENSE.

Money Market Obligations Trust (the "Trust") will hold a special meeting of shareholders of Automated Treasury Cash Reserves on November 16, 2006. IT IS IMPORTANT FOR YOU TO VOTE ON THE ISSUE DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanation will help you to decide on the issue.

Following is an introduction to the process and the proposal.

WHY AM I BEING ASKED TO VOTE?
Mutual funds are required to obtain shareholders' votes for certain types of changes, like the one included in this Prospectus/Proxy Statement. You have a right to vote on these changes.

WHAT IS THE ISSUE?
A proposed Reorganization that would combine Automated Treasury Cash Reserves with U.S. Treasury Cash Reserves, Institutional Service Shares.

WHY IS THE REORGANIZATION BEING PROPOSED?
The Board of Trustees believes that the Reorganization is in the best interest of Automated Treasury Cash Reserves and its shareholders.

Both funds have similar investment objectives and strategies, and the expenses of U.S. Treasury Cash Reserves as a percentage of net assets have been significantly lower than those of Automated Treasury Cash Reserves.

Over the last several years, the assets in Automated Treasury Cash Reserves have decreased and the fund's shareholder base has become more concentrated. If we were in a rising interest rate environment and the fund's assets continued to decline, it could jeopardize the fund's ability to maintain a $1.00 per share net asset value. In this situation, the fund would have to sell portfolio securities at a loss in order to provide the cash needed to meet shareholder redemption requests. By merging Automated Treasury Cash Reserves into the larger fund, U.S. Treasury Cash Reserves, you lessen that concern in addition to having lower expenses.

By combining Automated Treasury Cash Reserves into U.S. Treasury Cash Reserves' larger asset base, the Reorganization would provide the shareholders of Automated Treasury Cash Reserves with a more viable fund without any significant change in investment approach, and with lower expenses than their pre-combination investment in Automated Treasury Cash Reserves.

HOW WILL THE REORGANIZATION AFFECT MY INVESTMENT?

{circle}Both funds have similar investment objectives and strategies:  Automated
   Treasury Cash Reserves and U.S. Treasury Cash Reserves both seek to provide current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. treasury securities.

{circle}The cash value of your investment will not change since both are money market funds which attempt to maintain a stable net asset value of $1.00 per share.
{circle}The Reorganization will be a tax-free transaction.

HOW DO I VOTE MY SHARES?
You may vote in person at the meeting or complete and return the enclosed proxy card. Please note that if you:

1. do not respond at all, we may contact you by telephone to request that you cast your vote;
2. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet. Please refer to your ballot for the appropriate VRU telephone number and internet address.

WHAT SHOULD I DO IN CONNECTION WITH THE REORGANIZATION?
You need not and should not do anything for the Reorganization except vote your shares today. If approved, the Reorganization will take place automatically, and your Automated Treasury Cash Reserves shares will automatically be exchanged for Institutional Service Shares of U.S. Treasury Cash Reserves. We request that you do not attempt to make the exchange yourself, as this will disrupt the management of the fund's portfolio.

WHOM DO I CALL IF I HAVE QUESTIONS ABOUT THIS PROSPECTUS/PROXY STATEMENT?
Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.


  After careful consideration, the Board of Trustees has unanimously approved this proposal.  The Board of Trustees recommends that you read the enclosed materials
                      carefully and vote FOR the proposal.




PART C.    OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Trustees and officers of Money Market Obligations Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1 Conformed copy of Restatement and Amendment Numbers 1-18 to the Declaration of Trust of the Registrant; (35)
1.2   Form of Declaration of Trust Amendment No. 19; (42)
1.3 Conformed copy of Amendment No. 20 to the Amended and Restated Declaration of Trust; (43)
1.4 Conformed copy of Amendment No. 21 to the Amended and Restated Declaration of Trust; (50)
1.5 Conformed copy of Amendment No. 22 to the Amended and Restated Declaration of Trust; (55)
1.6 Conformed copy of Amendment No. 23 to the Amended and Restated Declaration of Trust; (57)
1.7 Conformed copy of Amendment No. 24 to the Amended and Restated Declaration of Trust; (58)
1.8 Conformed copy of Amendment No. 25 to the Amended and Restated Declaration of Trust; (59)
1.9 Conformed copy of Amendment No. 26 to the Amended and Restated Declaration of Trust; (59)

2.    Copy of By-Laws and Amendments 1-4 of the Registrant; (35)
2.1   Amendment #5 to By-Laws (42)
2.2   Amendment #6 to By-Laws (46)
2.3   Amendment #7 to By-Laws (52)
2.4   Amendment #8 to By-Laws (59)
2.5   Amendment #9 to By-Laws (60)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration
      Statement; (61)

5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (See Appendix)

6. Conformed copy of Investment Advisory Contract and Exhibits A-PP of the Registrant; (35)
6.1 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (38)
6.2 Conformed copy of Exhibit QQ to the Investment Advisory Contract of the Registrant; (44)
6.3 Conformed copy of Exhibit RR through Exhibit TT to the Investment Advisory Contract of the Registrant; (56)
6.4 Amendment #1 to Exhibit H to Investment Advisory Contract of the Registrant; (58)

7. Conformed copy of Distributor's Contract and Exhibits A-R of the Registrant; (35)
7.1 Conformed copy of Exhibits S-W to the Distribution Contract of the Registrant; (54)
7.2 Conformed copy of Amendment to the Distributor's Contract of the Registrant; (38)
7.3 Conformed copy of Distributor's Contract of the Registrant (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
7.4 Conformed copy of Amendment to the Distributor's Contract of the Registrant. (46)
7.5 Conformed copy of Exhibits X-Y to the Distributor's Contract of the Registrant; (57)
7.6 Conformed copy of Exhibit K to the Distribution Contract of the Registrant; (58)

8.    Not Applicable

9.    Conformed copy of Custodian Agreement of the Registrant; (8)
9.1   Conformed copy of Custodian Fee Schedule; (17)

10.   Conformed copy of Distribution Plan and Exhibits A-I of the
      Registrant; (53)
10.1 Conformed copy of Exhibits J-K of the Distribution Plan of the Registrant; (55)
10.2 Conformed copy of Exhibit L of the Distribution Plan of the Registrant; (57)
10.3 Conformed copy of Exhibit K of the Distribution Plan of the Registrant; (58)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (61)

12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811- 5843)
13.1 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services Company and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13.2 Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.3 Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares); (23)
13.4 Conformed copy of Shareholder Services Agreement (Massachusetts Municipal Cash Trust - Boston 1784 Fund Shares); (24)
13.5 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811- 5843);
13.6 The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193);
13.7 The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.8 The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.9 The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

14. Conformed copy of Consent of Independent Registered Public Accounting Firm of Automated Treasury Cash Reserves; (62)
14.1 Conformed copy of Consent of Independent Registered Public Accounting Firm of U.S. Treasury Cash Reserves; (62)

15.   Not Applicable

16.   Conformed copy of Power of Attorney of the Registrant; (61)
16.1  Conformed copy of Unanimous Consent of Trustees of the Registrant; (61)

17.   Form of Proxy; (63)

_________________________________________________________
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and 811-5950).
43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).
44. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).
46. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and 811-5950).
50. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).
52. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 73 on Form N-1A filed on December 3, 2004. (File Nos. 33-31602 and 811-5950).
53. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 74 on Form N-1A filed on December 30, 2004. (File Nos. 33-31602 and 811-5950).
54. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 77 on Form N-1A filed on February 25, 2005. (File Nos. 33-31602 and 811-5950).
55. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 79 on Form N-1A filed on May 2, 2005. (File Nos. 33-31602 and 811-5950).
56. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 80 on Form N-1A filed on May 27, 2005. (File Nos. 33-31602 and 811-5950).
57. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 81 on Form N-1A filed on June 28, 2005. (File Nos. 33-31602 and 811-5950).
58. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 82 on Form N-1A filed on September 30, 2005. (File Nos. 33-31602 and 811-5950).
59. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 83 on Form N-1A filed on February 28, 2006. (File Nos. 33-31602 and 811-5950).
60. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 84 on Form N-1A filed on May 26, 2006. (File Nos. 33-31602 and 811-5950).
61. Response in incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on June 2, 2006. (File Nos. 333-134677 and 811-5950).
62. Response in incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on June 30, 2006. (File Nos. 333-134677 and 811-5950).
63. Response in incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on October 2, 2006. (File Nos. 333-134677 and 811-5950).


ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th of October, 2006.

                  MONEY MARKET OBLIGATIONS TRUST

                  BY: /s/ Nelson W. Winter
                  Nelson W. Winter, Assistant Secretary
                  October 12, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                                TITLE                  DATE

By: /s/ Nelson W. Winter                 Attorney In Fact       October 12, 2006
    Nelson W. Winter                     For the Persons
    ASSISTANT SECRETARY                  Listed Below

John F. Donahue*                     Trustee

J. Christopher Donahue*              President and Trustee
                                     (Principal Executive Officer)

Richard A. Novak*                    Treasurer
                                     (Principal Financial Officer)

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

Nicholas P. Constantakis*            Trustee

John F. Cunningham*                  Trustee

Lawrence D. Ellis, M.D.*             Trustee

Peter E. Madden*                     Trustee

Charles F. Mansfield, Jr.*           Trustee

John E. Murray, Jr., J.D., S.J.D.*   Trustee

Marjorie P. Smuts*                   Trustee

John S. Walsh*                       Trustee

James F. Will                        Trustee

*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).
(iii) Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).
(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).
(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).
(vii) Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).
(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-
         5035).
(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).
(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).
(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).
(xii) Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-
         2956).
(xiii) Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).
(xiv) Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).
(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xvi) Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xix) North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xxi) Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995. File Nos. 33-31259 and 811-5911).
(xxiii) Pennsylvania Municipal Cash Trust - Institutional Service Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29, 1996. File Nos. 33-31259 and 811-5911).
(xxv) Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).
(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii) Trust for Short-Term U.S. Government Securities; (Response is incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-
         2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).
(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxx) Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).
(xxxi) Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-
         5950).
(xxxii) Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).